FINANCIAL INSTRUMENTS - Changes in liabilities from Cash Flow from financing activities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related parties
Changes in liabilities from Cash flow from financing activities
Beginning of year		R$ 24,992	R$ 24,890
Cash transactions
Proceeds/(Repayment) from financing activities		(24,992)	102
Non cash transactions
End of year			24,992
Leasing payable
Changes in liabilities from Cash flow from financing activities
Beginning of year	R$ 1,280,669	1,277,602	1,030,643
Cash transactions
Proceeds/(Repayment) from financing activities	(487,784)	(459,504)	(388,202)
Interest paid on loans and financing	(122,321)	(129,137)	(127,787)
Non cash transactions
Interest expense on loans and Interest on loans with related parties	122,321	129,137	127,787
Exchange variation and others	(675,186)	462,571	635,161
End of year	117,699	1,280,669	1,277,602
Debt, Debentures and Losses/Gains on financial instruments - Derivative instruments
Changes in liabilities from Cash flow from financing activities
Beginning of year	13,585,363	10,913,190	12,623,174
Cash transactions
Proceeds/(Repayment) from financing activities	1,226,610	648,432	(1,054,000)
Interest paid on loans and financing	(1,461,147)	(946,936)	(858,301)
Non cash transactions
Interest expense on loans and Interest on loans with related parties	1,274,472	796,933	840,069
Exchange variation and others	(476,464)	2,173,744	(637,752)
End of year	R$ 14,148,834	R$ 13,585,363	R$ 10,913,190